Shareholder Report, Line Graph (Details) 198655_Scharf ETF_TF_TSR Annual {TF} - USD ($)											12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2025
Scharf ETF
Account Value [Line Items]
Line Graph and Table Measure Name											Scharf ETF NAV
Accumulated Value	$ 2,402,145	$ 1,966,951	$ 1,669,378	$ 1,869,292	$ 1,514,473	$ 1,400,698	$ 1,301,650	$ 1,194,935	$ 1,095,228	$ 1,000,000	$ 2,565,598
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											S&P 500 TR
Accumulated Value	3,531,504	2,589,999	2,129,630	2,519,439	1,937,956	1,682,998	1,614,326	1,369,113	1,154,304	1,000,000	$ 4,152,966
Russell 1000 Value Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 1000 Value Total Return
Accumulated Value	$ 2,530,278	$ 1,980,472	$ 1,730,603	$ 1,952,456	$ 1,446,136	$ 1,522,651	$ 1,464,079	$ 1,337,663	$ 1,161,951	$ 1,000,000	$ 2,769,181